Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Trade and other receivables	₽ 2,080	₽ 15,194
Maximum
Trade and other receivables
Credit terms for receivables	30 days
Financial assets
Trade and other receivables
Trade and other receivables	₽ 2,037	14,868
Cash receivable from agents
Trade and other receivables
Trade and other receivables	₽ 685	4,060
Cash receivable from agents | Minimum
Trade and other receivables
Receivables, interest rate	20.00%
Cash receivable from agents | Maximum
Trade and other receivables
Receivables, interest rate	36.00%
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	₽ 1,263	6,756
Receivables related to marketing activity
Trade and other receivables
Trade and other receivables		3,402
Receivables related to guarantees issued and exercised
Trade and other receivables
Trade and other receivables		97
Commissions receivable
Trade and other receivables
Trade and other receivables		364
Other receivables
Trade and other receivables
Trade and other receivables	89	189
Advances issued
Trade and other receivables
Trade and other receivables	43	326
Gross carrying amount
Trade and other receivables
Trade and other receivables	2,156	16,210
Gross carrying amount | Financial assets
Trade and other receivables
Trade and other receivables	2,113	15,884
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	695	4,385
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	1,303	6,771
Gross carrying amount | Receivables related to marketing activity
Trade and other receivables
Trade and other receivables		3,422
Gross carrying amount | Receivables related to guarantees issued and exercised
Trade and other receivables
Trade and other receivables		686
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables		394
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	115	226
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	43	326
Expected credit loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(76)	(1,016)
Expected credit loss allowance / Impairment | Financial assets
Trade and other receivables
Trade and other receivables	(76)	(1,016)
Expected credit loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(10)	(325)
Expected credit loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(40)	(15)
Expected credit loss allowance / Impairment | Receivables related to marketing activity
Trade and other receivables
Trade and other receivables		(20)
Expected credit loss allowance / Impairment | Receivables related to guarantees issued and exercised
Trade and other receivables
Trade and other receivables		(589)
Expected credit loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables		(30)
Expected credit loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	₽ (26)	₽ (37)